UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05537

Nicholas Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2005

Date of reporting period: 03/31/2005

Item 1. Schedule of Investments.

                                 SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  Nicholas Money Market Fund, Inc.
                                          AS OF: 03/31/05

                                                                                        AMORTIZED COST
                                                                                        --------------

Commercial Paper   (100.20%)
-------------------------------------------------------------
        $3,000,000   Abbott Laboratories                                                $    2,994,500
                     04/26/2005 2.69%
         1,175,000   American Express Credit Corporation                                     1,172,237
                     05/02/2005 2.78%
         1,275,000   American Express Credit Corporation                                     1,269,348
                     05/27/2005 2.90%
         1,205,000   American Express Credit Corporation                                     1,199,085
                     06/02/2005 2.90%
         1,500,000   American Honda Finance Corporation                                      1,498,735
                     04/13/2005 2.58%
           265,000   American Honda Finance Corporation                                        264,678
                     04/18/2005 2.62%
         2,500,000   American Honda Finance Corporation                                      2,492,361
                     05/11/2005 2.80%
         4,125,000   Bank of America Corporation                                             4,122,021
                     04/11/2005 2.64%
         1,250,000   Barclays U.S. Funding LLC                                               1,249,731
                     04/04/2005 2.63%
         3,000,000   Barclays U.S. Funding LLC                                               2,992,671
                     05/04/2005 2.72%
           250,000   Barclays U.S. Funding LLC                                                 248,953
                     05/23/2005 2.95%
         1,600,000   Citigroup Global Markets Inc.                                           1,600,000
                     04/01/2005 2.59%
         1,100,000   Citigroup Global Markets Inc.                                           1,098,559
                     04/19/2005 2.67%
         1,450,000   Citigroup Global Markets Inc.                                           1,447,784
                     04/22/05 2.67%
         1,250,000   Coca-Cola Enterprises Inc.                                              1,249,011
                     04/12/2005 2.64%
         3,000,000   Coca-Cola Enterprises Inc.                                              2,987,650
                     05/23/2005 2.90%
         1,075,000   Credit Suisse First Boston (USA) Inc.                                   1,074,166
                     04/12/2005 2.59%
           700,000   Credit Suisse First Boston (USA) Inc.                                     696,136
                     06/09/2005 2.94%
           675,000   Credit Suisse First Boston (USA) Inc.                                     670,948
                     06/14/2005 2.98%
           900,000   Credit Suisse First Boston (USA) Inc.                                     891,846
                     07/18/2005 3.09%
         1,500,000   Fortune Brands, Inc.                                                    1,497,260
                     04/26/2005 2.68%
           825,000   Fortune Brands, Inc.                                                      822,867
                     05/06/2005 2.71%
         1,400,000   Fortune Brands, Inc.                                                    1,396,084
                     05/09/2005 2.70%
           600,000   Fortune Brands, Inc.                                                      597,914
                     05/17/2005 2.77%
         1,200,000   General Electric Capital Corporation                                    1,199,745
                     04/04/2005 2.60%
           335,000   General Electric Capital Corporation                                      334,661
                     04/15/2005 2.65%
         1,005,000   General Electric Capital Corporation                                    1,003,747
                     04/18/2005 2.69%
           775,000   General Electric Capital Corporation                                      772,532
                     05/13/2005 2.78%
           800,000   General Electric Capital Corporation                                      795,926
                     06/03/2005 2.97%
         1,350,000   Goldman Sachs Group, Inc. (The)                                         1,344,163
                     05/26/2005 2.89%
         1,350,000   LaSalle Bank Corporation                                                1,347,327
                     04/28/2005 2.69%
         2,750,000   LaSalle Bank Corporation                                                2,736,284
                     06/03/2005 2.90%
         1,475,000   Marshall & Ilsley Corporation                                           1,470,653
                     05/10/2005 2.77%
         1,530,000   Marshall & Ilsley Corporation                                           1,524,643
                     05/17/2005 2.79%
         1,400,000   Marshall & Ilsley Corporation                                           1,393,931
                     05/25/2005 2.95%
         1,185,000   Morgan Stanley                                                          1,184,559
                     04/06/2005 2.72%
           750,000   Morgan Stanley                                                            749,608
                     04/08/2005 2.73%
         2,000,000   Morgan Stanley                                                          1,997,210
                     04/19/2005 2.83%
         1,600,000   Pfizer Inc.                                                             1,598,871
                     04/11/2005 2.59%
         2,675,000   Pfizer Inc.                                                             2,665,939
                     05/16/2005 2.76%
         3,775,000   Prudential plc                                                          3,773,402
                     04/07/2005 2.59%
           500,000   Prudential plc                                                            499,790
                     04/07/2005 2.57%
         1,925,000   Prudential Funding, LLC                                                 1,922,220
                     04/21/2005 2.65%
         1,300,000   Prudential Funding, LLC                                                 1,297,712
                     04/25/2005 2.69%
           900,000   Shell Finance (U.K.) PLC                                                  899,171
                     04/14/2005 2.60%
           935,000   Shell Finance (U.K.) PLC                                                  932,040
                     05/12/2005 2.83%
         1,200,000   Shell Finance (U.K.) PLC                                                1,194,103
                     06/01/2005 2.96%
           500,000   Shell Finance (U.K.) PLC                                                  497,543
                     06/01/2005 2.96%
         1,375,000   Siemens Capital Company, LLC                                            1,374,607
                     04/05/2005 2.62%
         1,725,000   Siemens Capital Company, LLC                                            1,724,145
                     04/08/2005 2.60%
         1,275,000   Siemens Capital Company, LLC                                            1,271,809
                     05/05/2005 2.70%
           525,000   Toyota Credit de Puerto Rico Corporation                                  522,831
                     05/23/2005 2.91%
           475,000   Toyota Credit de Puerto Rico Corporation                                  471,552
                     06/28/2005 3.03%
           510,000   Toyota Motor Credit Corporation                                           509,818
                     04/06/2005 2.62%
           275,000   Toyota Motor Credit Corporation                                           274,722
                     04/15/2005 2.65%
         1,125,000   Toyota Motor Credit Corporation                                         1,123,474
                     04/20/2005 2.62%
         1,335,000   Toyota Motor Credit Corporation                                         1,329,876
                     05/20/2005 2.87%
           260,000   U.S. Bancorp                                                              259,186
                     05/12/2005 2.80%
         1,340,000   U.S. Bancorp                                                            1,335,015
                     05/19/05 2.79%
         1,340,000   U.S. Bancorp                                                            1,334,338
                     05/24/2005 2.93%
         1,325,000   U.S. Bancorp                                                            1,318,512
                     06/01/2005 2.95%
           675,000   UBS Finance (Delaware) LLC                                                673,742
                     04/27/2005 2.63%
         1,800,000   UBS Finance (Delaware) LLC                                              1,795,776
                     05/03/2005 2.69%
           500,000   UBS Finance (Delaware) LLC                                                498,692
                     05/06/2005 2.74%
           500,000   UBS Finance (Delaware) LLC                                                498,205
                     05/18/2005 2.81%
         1,075,000   UBS Finance (Delaware) LLC                                              1,070,385
                     05/26/2005 2.87%
         3,750,000   Wal-Mart Stores, Inc.                                                   3,732,813
                     05/31/2005 2.75%
           700,000   Wal-Mart Stores, Inc.                                                     696,230
                     06/09/2005 2.87%
                                                                                                          --------------
TOTAL Commercial Paper   (COST: $   90,486,053)                                                               90,486,053
                                                                                                          ==============
Variable Rate Demand Note   (  0.02%)
-------------------------------------------------------------
            18,621   U.S. Bank N.A.                                                             18,621
                     04/01/2005, 2.18%
                                                                                        --------------
                                                                                                          --------------
TOTAL Variable Rate Demand Note   (COST: $       18,621)                                                          18,621
                                                                                                          ==============

TOTAL SECURITY HOLDINGS  (100.22%):                                                                         90,504,674
LIABILITIES, NET OF OTHER ASSETS:                                                                               -202,814
                                                                                                          --------------
TOTAL NET ASSETS:                                                                                         $   90,301,860
                                                                                                          ==============

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of March 31, 2005, there are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 05/25/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 05/25/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 05/25/2005